Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	8 Months Ended		12 Months Ended
	Jul. 16, 2023	Apr. 01, 2023	Mar. 30, 2024	Dec. 01, 2022	Mar. 29, 2025 USD ($) Percentile	Mar. 30, 2024 USD ($) Percentile	Apr. 01, 2023 USD ($) Percentile	Apr. 02, 2022 USD ($) Percentile	Apr. 03, 2021 USD ($) Percentile
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our NEOs and certain financial performance of VF. Compensation actually paid, as determined under SEC requirements, does not necessarily reflect the actual amount of compensation earned by or paid to our NEOs. The Committee evaluates compensation decisions in light of VF or individual performance and does not use “compensation actually paid” as a basis for making compensation decisions. For information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A above.

									Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table (SCT) Total for Mr. Darrell ($) (1)	Compensation Actually Paid (CAP) to Mr. Darrell ($) (2)	Summary Compensation Table (SCT) Total for Mr. Dorer ($) (1)	Compensation Actually Paid (CAP) to Mr. Dorer ($) (2)	Summary Compensation Table (SCT) Total for Mr. Rendle ($) (1)	Compensation Actually Paid (CAP) to Mr. Rendle ($) (2)	Average SCT Total for Non-PEO NEOs ($) (3)	Average CAP to Non-PEO NEOs ($) (4)	TSR ($) (5)	S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index TSR ($) (6)	Net Income (In Millions) ($) (7)	One-Year rTSR Percentile Rank (8)

2025	$10,729,899	$11,786,745	N/A	N/A	N/A	N/A	$3,585,721	$3,896,671	$32.17	$110.02	$(189.72)	69th percentile

2024	13,535,399	9,552,700	1,971,941	1,155,850	N/A	N/A	4,630,927	3,345,820	30.81	128.20	(968.88)	2nd percentile

2023	N/A	N/A	3,037,566	2,725,023	$11,485,534	$(9,632,882)	4,588,662	428,117	44.13	131.21	118.59	0th percentile

2022	N/A	N//A	N/A	N/A	15,423,153	3,060,425	5,284,304	988,855	103.36	166.43	1,386.94	12th percentile

2021	N/A	N//A	N/A	N/A	15,782,405	24,664,101	4,244,022	6,511,273	141.12	197.11	407.9	5th percentile

(1)
The dollar amounts in these columns show the amount of total compensation reported for Messrs. Darrell, Dorer and Rendle in the “Total” column of the Summary Compensation Table in each applicable year. Mr. Darrell was appointed our President and Chief Executive Officer effective July 17, 2023. Mr. Dorer served as our Interim President and Chief Executive Officer from December 2, 2022 to July 16, 2023. Mr. Rendle retired as our Chair, President and Chief Executive Officer effective December 2, 2022.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Darrell, Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Darrell, Dorer and Rendle’s total compensation for each applicable year to determine their respective CAP:

Year	2025

PEO	Mr. Darrell

SCT Total compensation ($)	10,729,899

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(6,725,003)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,256,279

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,410,006)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(64,424)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	11,786,745

(3)
The dollar amounts in this column represent the average of the amounts of total compensation reported for our NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer, and Rendle) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2025, Messrs. Vogel, Scabbia Guerrini, Hyder, and Puckett and Ms. Sim; (ii) for fiscal 2024, Messrs. Puckett, Bailey, Scabbia Guerrini, and Hyder and Ms. Otto; (iii) for fiscal 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (iv) for fiscal 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray who served as our Global Brand President, The North Face until May 2022 and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (v) for fiscal 2021, Messrs. Roe, Bailey, Scabbia Guerrini and Murray.

(4)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for fiscal 2025 to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in fiscal 2025:

Year	2025

Non-PEO NEOs	See Note 3

SCT Total compensation ($)	3,585,721

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,971,037)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,409,183

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(92,540)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(19,241)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(10,015)

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(37,031)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	31,631

Compensation Actually Paid ($)	3,896,671

(5)
For the relevant year, represents the cumulative TSR of VF for the
52-week
measurement periods ended on March 29, 2025, March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

(6)
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on March 29, 2025, March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

(7)
Reflects “Net Income” in our Consolidated Income Statements included in VF’s Annual Reports on Form
10-K
for each of the years ended March 29, 2025, March 30, 2024, April 1, 2023, April 2, 2022 and April 3, 2021.

(8)
Company-selected Measure is our
one-year
TSR relative to the TSR of the applicable S&P Index (the S&P 600 Consumer Discretionary Index for fiscal 2025 and the S&P 500 Consumer Discretionary Index for all other fiscal years) over the same period
(“one-year
rTSR”).
One-year
rTSR represents the most important financial measure (as determined by the Company) used to link CAP to our NEOs to Company performance for the most recently completed fiscal year.

Company Selected Measure Name					one-year TSR
Named Executive Officers, Footnote
(3)
The dollar amounts in this column represent the average of the amounts of total compensation reported for our NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer, and Rendle) in the “Total” column of the Summary Compensation Table in each applicable year. NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2025, Messrs. Vogel, Scabbia Guerrini, Hyder, and Puckett and Ms. Sim; (ii) for fiscal 2024, Messrs. Puckett, Bailey, Scabbia Guerrini, and Hyder and Ms. Otto; (iii) for fiscal 2023, Messrs. Puckett, Bailey and Scabbia Guerrini and Ms. Otto; (iv) for fiscal 2022, Messrs. Puckett, Bailey, Scabbia Guerrini, Murray who served as our Global Brand President, The North Face until May 2022 and Roe who served as our Executive Vice President and Chief Financial Officer until May 2021; and (v) for fiscal 2021, Messrs. Roe, Bailey, Scabbia Guerrini and Murray.

Peer Group Issuers, Footnote
(6)
For the relevant year, represents the cumulative TSR of the S&P 1500 Apparel, Accessories & Luxury Goods Subindustry Index companies (“Peer Group TSR”) for the
52-week
measurement periods ended on March 29, 2025, March 30, 2024, April 1, 2023 and April 2, 2022, and the
53-week
measurement period ended on April 3, 2021.

PEO Total Compensation Amount					$ 10,729,899
PEO Actually Paid Compensation Amount					$ 11,786,745
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Messrs. Darrell, Dorer and Rendle, as computed in accordance with Item 402(v) of Regulation
S-K
(“CAP”) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Darrell, Dorer and Rendle’s total compensation for each applicable year to determine their respective CAP:

Year	2025

PEO	Mr. Darrell

SCT Total compensation ($)	10,729,899

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(6,725,003)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,256,279

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,410,006)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(64,424)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	0

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	0

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0

Compensation Actually Paid ($)	11,786,745

Non-PEO NEO Average Total Compensation Amount					$ 3,585,721	$ 4,630,927	$ 4,588,662	$ 5,284,304	$ 4,244,022
Non-PEO NEO Average Compensation Actually Paid Amount					$ 3,896,671	3,345,820	428,117	988,855	6,511,273
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of CAP to the NEOs as a group (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in each applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments were made to the average total compensation of the NEOs as a group (other than the PEO) for fiscal 2025 to determine the average amount of CAP to the NEOs (excluding, as applicable, Messrs. Darrell, Dorer and Rendle) in fiscal 2025:

Year	2025

Non-PEO NEOs	See Note 3

SCT Total compensation ($)	3,585,721

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,971,037)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,409,183

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(92,540)

Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(19,241)

Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	(10,015)

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(37,031)

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	31,631

Compensation Actually Paid ($)	3,896,671

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Financial Performance Measures Used to Link CAP for the Most Recently Completed Fiscal Year to Company Performance
The financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP to our NEOs for fiscal 2025 to VF’s performance are as follows:

•	One-year rTSR;

•	Revenue; and

•	Operating Income.

Total Shareholder Return Amount					$ 32.17	30.81	44.13	103.36	141.12
Peer Group Total Shareholder Return Amount					110.02	128.2	131.21	166.43	197.11
Net Income (Loss)					$ (189,720,000)	$ (968,880,000)	$ 118,590,000	$ 1,386,940,000	$ 407,900,000
Company Selected Measure Amount | Percentile					69	2	0	12	5
Measure:: 1
Pay vs Performance Disclosure
Name					One-year rTSR
Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Operating Income
Mr. Darrell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 10,729,899	$ 13,535,399
PEO Actually Paid Compensation Amount					$ 11,786,745	9,552,700
PEO Name			Mr. Darrell		Mr. Darrell
Mr. Dorer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,971,941	$ 3,037,566
PEO Actually Paid Compensation Amount						$ 1,155,850	2,725,023
PEO Name	Mr. Dorer	Mr. Dorer
Mr. Rendle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							11,485,534	$ 15,423,153	$ 15,782,405
PEO Actually Paid Compensation Amount							$ (9,632,882)	$ 3,060,425	$ 24,664,101
PEO Name				Mr. Rendle				Mr. Rendle	Mr. Rendle
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,256,279
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,410,006)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(64,424)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,725,003)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(37,031)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					31,631
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,409,183
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(92,540)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(19,241)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,015)
Non-PEO NEO | Stock and Option Award Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,971,037)